Capital and Reserves - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 12, 2020 USD ($) $ / shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 16, 2020 USD ($)	Dec. 02, 2020 USD ($)	Nov. 16, 2020 USD ($)
Disclosure of classes of share capital [line items]
Number of deferred shares (in shares) | shares		100,000
Deferred shares, par value per share (in usd per share) | $ / shares		$ 0.00004
Deferred shares issued (in shares) | shares		0
Loan Notes
Disclosure of classes of share capital [line items]
Debt conversion, related to principal | $			$ 30.0
Tranche 1 Notes
Disclosure of classes of share capital [line items]
Debt instrument, issued amount | $	$ 30.0				$ 15.0	$ 15.0
Accrued interest, percentage	11.00%
Tranche 2 Notes
Disclosure of classes of share capital [line items]
Debt instrument, issued amount | $				$ 70.0
Class A ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share | Vote		1
Deferred shares, par value per share (in usd per share) | $ / shares		$ 0.000422573245084686
Voting rights, percentage		50.00%
Class B ordinary shares
Disclosure of classes of share capital [line items]
Ordinary share (in usd per share) | $ / shares		$ 0.0000422573245084686
Number of votes per share | Vote		15
Voting rights, percentage		50.00%
Preference C Shares
Disclosure of classes of share capital [line items]
Ordinary share (in usd per share) | $ / shares			$ 0.00001277
Number of shares issued (in shares) | shares			24,796,225
Aggregate purchase price | $			$ 42.1
Debt conversion, shares issued (in shares) | shares			111,239
Number of shares settled in cash (in shares) | shares			6,976,194
Cash paid, net of cash acquired | $			$ 11.9
Preference C Shares | Loan Notes
Disclosure of classes of share capital [line items]
Debt conversion, amount | $		$ 70.0
Debt conversion, shares issued (in shares) | shares		41,012,358
Debt conversion, related to principal | $			$ 0.2
Debt conversion, shares issued (in shares) | shares			17,708,792
Preference C Shares | Tranche 1 Notes
Disclosure of classes of share capital [line items]
Ordinary share (in usd per share) | $ / shares	$ 1.706802577